Financial Instruments - Summary of Gain (Loss) from Cash Flow Hedges Recognized in Other Comprehensive Income and Income Statement (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	$ (1,090.6)	₨ (82,654,900)	₨ 44,248,700	₨ (25,583,400)
Gain/(loss) reclassified from Hedging reserve to the income statement	106.8	8,093,100	(10,201,300)	(49,160,500)
Revenue [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	100.6	7,626,500	(10,540,100)	(50,511,800)
Raw materials, components and consumables [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement			(1,533,300)
Foreign exchange (gain)/loss (net) [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	13.9	1,051,000	3,320,100	147,800
Gain/(loss) reclassified from Cost of Hedging reserve	(7.7)	(583,900)	(1,448,000)	1,203,500
Cost Foreign Exchange Gain Loss Net [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement		(500)
Foreign currency derivative contracts [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(1,039.4)	(78,778,300)	65,674,300	(23,993,300)
Foreign currency bonds [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(50.5)	(3,824,100)	(21,527,600)	(618,300)
Cross-Currency Interest Rate Swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(0.7)	(52,500)	294,100	(818,900)
Interest rate swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	$ 0.0	₨ 0	₨ (192,100)	₨ (152,890)